Document And Entity Information	May 26, 2021
Document Information [Line Items]
Entity, Registrant Name	Guaranty Federal Bancshares, Inc.
Document, Type	8-K
Document, Period End Date	May 26, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-23325
Entity, Tax Identification Number	43-1792717
Entity, Address, Address Line One	2144 E Republic Road, Suite F200
Entity, Address, City or Town	Springfield
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	65804
City Area Code	833
Local Phone Number	875-2492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GFED
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001046203